CONTINGENCIES AND COMMITMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 504.5	$ 288.7
Less than 1 year
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	290.9	195.9
Between 1 and 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	210.0	92.8
Later than 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 3.6	$ 0.0